Trade payables (Tables)	6 Months Ended
Sep. 30, 2024
Trade payables [Abstract]
Schedule of Trade Payables

Trade payables consist of the following:

	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Trade payables due to related parties	-	3,036,901
Employee related payables	49,948	47,445
Others	8,699,035	5,345,807
	8,748,983	8,430,154